INCOME TAXES (Tables)	12 Months Ended
Oct. 28, 2018
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
The income tax provision for the fiscal years ended 2018, 2017 and 2016, consisted of the following (in thousands):

	Fiscal Year Ended
	October 28, 2018	October 29, 2017	October 30, 2016
Current:
Federal	$16,850	$23,885	$22,602
State	3,483	3,218	3,179
Foreign	545	445	838
Total current	20,878	27,548	26,619
Deferred:
Federal	(2,937)	(358)	105
State	565	769	1,380
Foreign	1,483	455	(167)
Total deferred	(889)	866	1,318
Total provision	$19,989	$28,414	$27,937

Schedule of effective income tax rate reconciliation
The reconciliation of income tax computed at the United States federal statutory tax rate to the effective income tax rate is as follows:

	Fiscal Year Ended
	October 28, 2018	October 29, 2017	October 30, 2016
Statutory federal income tax rate	23.3%	35.0%	35.0%
State income taxes	4.2%	3.2%	3.8%
Production activities deduction	(1.7)%	(3.1)%	(3.4)%
Non-deductible expenses	0.2%	0.9%	1.3%
Revaluation of U.S. deferred income tax due to statutory rate reduction	(1.2)%	—%	—%
One-time repatriation tax on foreign earnings	0.6%	—%	—%
Other	(1.3)%	(1.8)%	(1.3)%
Effective tax rate	24.1%	34.2%	35.4%

Tax effect of temporary differences
The tax effects of the temporary differences for fiscal 2018 and 2017 are as follows (in thousands):

	October 28, 2018	October 29, 2017
Deferred tax assets:
Inventory obsolescence	$2,161	$2,680
Bad debt reserve	1,007	1,686
Accrued and deferred compensation	14,828	16,003
Accrued insurance reserves	1,122	1,816
Deferred revenue	7,495	10,260
Net operating loss and tax credit carryover	1,815	3,686
Depreciation and amortization	536	434
Pension	2,842	6,510
Other reserves	863	716
Total deferred tax assets	32,669	43,791
Less valuation allowance	(11)	—
Net deferred tax assets	32,658	43,791
Deferred tax liabilities:
Depreciation and amortization	(33,926)	(42,632)
U.S. tax on unremitted foreign earnings	—	(1,107)
Other	—	(1,805)
Total deferred tax liabilities	(33,926)	(45,544)
Total deferred tax liability, net	$(1,268)	$(1,753)

Rollforward of valuation allowance on deferred tax activity
The following table represents the rollforward of the valuation allowance on deferred taxes activity for the fiscal years ended October 28, 2018, October 29, 2017 and October 30, 2016 (in thousands):

	October 28, 2018	October 29, 2017	October 30, 2016
Beginning balance	$—	$210	$115
Additions (reductions)	11	(210)	95
Ending balance	$11	$—	$210